Equipment - Schedule of Equipment (Details) (10-K) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Equipment, gross	$ 717,000	$ 637,000	$ 522,500
Less accumulated depreciation	(485,000)	(323,522)	(149,620)
Equipment, net	232,000	313,478	372,880
Machinery-technology Equipment [Member]
Equipment, gross	705,000	607,000	347,500
Machinery-technology Equipment Under Construction [Member]
Equipment, gross	$ 12,000	$ 30,000	$ 175,000